RULE 497 FILING

On behalf of the Goldman Sachs Financial Square Tax-Exempt New York Fund and Goldman Sachs Financial Square Tax-Exempt California Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) and Rule 497(k) on December 29, 2015 (respectively, Accession Nos. 0001193125-15-415385 and 0001193125-15-415396), which is incorporated by reference into this Rule 497 filing.